Annual Fund Operating Expenses - Hartford Capital Appreciation HLS Fund	Apr. 30, 2021
IA
Operating Expenses:
Management fees	0.64%
Distribution and/or service (12b-1) fees	none
Total other expenses	0.03%
Administrative services fee	none
Other expenses	0.03%
Total annual fund operating expenses	0.67%
IB
Operating Expenses:
Management fees	0.64%
Distribution and/or service (12b-1) fees	0.25%
Total other expenses	0.03%
Administrative services fee	none
Other expenses	0.03%
Total annual fund operating expenses	0.92%
IC
Operating Expenses:
Management fees	0.64%
Distribution and/or service (12b-1) fees	0.25%
Total other expenses	0.28%
Administrative services fee	0.25%
Other expenses	0.03%
Total annual fund operating expenses	1.17%